Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Commercial Agreements
In connection with the Offering and subsequent acquisitions from Phillips 66, we entered into multiple commercial agreements with Phillips 66, including transportation services agreements, terminal services agreements, storage services agreements, stevedoring services agreements, fractionation services agreement and rail terminal services agreements. Under these long-term, fee-based agreements, we provide transportation, terminaling, storage, stevedoring, fractionation and rail terminal services to Phillips 66, and Phillips 66 commits to provide us with minimum quarterly throughput volumes of NGL, crude oil and refined petroleum products or minimum monthly service fees. Under our transportation and terminaling services agreements, if Phillips 66 fails to transport, throughput or store its minimum throughput volume during any quarter, then Phillips 66 will pay us a deficiency payment based on the calculation described in the agreement.

Amended Operational Services Agreement
Under our amended operational services agreement, we reimburse Phillips 66 for providing certain operational services to us in support of our pipelines, terminaling, fractionation and storage facilities. These services include routine and emergency maintenance and repair services, routine operational activities, routine administrative services, construction and related services and such other services as we and Phillips 66 may mutually agree upon from time to time.

Amended Omnibus Agreement
The amended omnibus agreement addresses our payment of an annual operating and administrative support fee and our obligation to reimburse Phillips 66 for all other direct or allocated costs and expenses incurred by Phillips 66 in providing general and administrative services. Additionally, the omnibus agreement addresses Phillips 66’s indemnification to us and our indemnification to Phillips 66 for certain environmental and other liabilities related to our assets, and the prefunding of certain projects by Phillips 66. Further, it addresses the granting of a license from Phillips 66 to us with respect to the use of certain Phillips 66 trademarks. In connection with the Initial Fractionator Acquisition, we entered into the fourth amendment to the omnibus agreement with Phillips 66. Pursuant to this amendment, Phillips 66 provides for additional services to us in connection with the Acquired Assets, and the monthly operational and administrative support fee payable by us to Phillips 66 increased from $2.5 million to $3.0 million, as of March 1, 2016.

Tax Sharing Agreement
In connection with the Offering, we entered into a tax sharing agreement with Phillips 66 pursuant to which we will reimburse Phillips 66 for our share of state and local income and other taxes incurred by Phillips 66 as a result of our results of operations being included in a combined or consolidated tax return filed by Phillips 66 with respect to taxable periods including or beginning on or after the closing date of the Offering. The amount of any such reimbursement will be limited to the tax that we (and our subsidiaries) would have paid had we not been included in a combined group with Phillips 66. Phillips 66 may use its tax attributes to cause its combined or consolidated group, of which we may be a member for this purpose, to owe no tax. However, we would nevertheless reimburse Phillips 66 for the tax we would have owed had the attributes not been available or used for our benefit, even though Phillips 66 had no cash expense for that period.

Related Party Transactions
Significant related party transactions included in operating and maintenance expenses, general and administrative expenses and interest and debt expense were:

	Millions of Dollars
	2015	2014	2013

Operating and maintenance expenses*	$43.8	32.0	26.0
General and administrative expenses*	26.6	23.0	18.8
Interest and debt expense	1.9	4.7	—
Total*	$72.3	59.7	44.8

*Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.

We pay Phillips 66 a monthly operational and administrative support fee under the terms of our amended omnibus agreement in the amount of $2.5 million. In prior periods, the monthly fee paid to Phillips 66 was $1.1 million from July 26, 2013, through February 28, 2014, $2.3 million from March 1, 2014, through November 30, 2014, and $2.4 million from December 1, 2014, through March 1, 2015.

The operational and administrative support fee is for the provision of certain services, including: executive services; financial and administrative services (including treasury and accounting); information technology; legal services; corporate health, safety and environmental services; facility services; human resources services; procurement services; corporate engineering services, including asset integrity and regulatory services; logistical services; asset oversight, such as operational management and supervision; business development services; investor relations; tax matters; and public company reporting services. We also reimburse Phillips 66 for all other direct or allocated costs incurred on behalf of us, pursuant to the terms of our amended omnibus agreement. The classification of these charges between operating and maintenance expenses and general and administrative expenses is based on the functional nature of the services being performed for our operations. Under our amended operational services agreement, we reimburse Phillips 66 for the provision of certain operational services to us in support of our pipelines, rail racks, fractionator and terminaling and storage facilities. Additionally, we pay Phillips 66 for insurance services provided to us. Operating and maintenance expenses also include volumetric gain/loss associated with volumes transported by Phillips 66.